UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00204

AB DISCOVERY GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2017

Date of reporting period: January 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS.

JAN    01.31.17

SEMI-ANNUAL REPORT

AB DISCOVERY GROWTH FUND

Investment Products Offered

•Are Not FDIC Insured •May Lose Value •Are Not Bank Guaranteed

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

This shareholder report must be preceded or accompanied by the Fund’s prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AB’s website at www.abfunds.com, or go to the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov, or call AB at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AB publishes full portfolio holdings for the Fund monthly at www.abfunds.com.

AllianceBernstein Investments, Inc. (ABI) is the distributor of the AB family of mutual funds. ABI is a member of FINRA and is an affiliate of AllianceBernstein L.P., the Adviser of the funds.

The [A/B] logo is a registered service mark of AllianceBernstein and AllianceBernstein® is a registered service mark used by permission of the owner, AllianceBernstein L.P.

March 16, 2017

Semi-Annual Report

This report provides management’s discussion of fund performance for AB Discovery Growth Fund (the “Fund”) for the semi-annual reporting period ended January 31, 2017.

Investment Objective and Policies

The Fund’s investment objective is long-term growth of capital. The Fund invests primarily in a diversified portfolio of equity securities with relatively smaller capitalizations as compared to the overall US market. Under normal circumstances, the Fund invests at least 80% of its net assets in the equity securities of small- and mid-capitalization companies. For these purposes, “small- and mid-capitalization companies” are generally those companies that, at the time of investment, fall within the lowest 25% of the total US equity market capitalization (excluding, for purposes of this calculation, companies with market capitalizations of less than $10 million). Because the Fund’s definition of small- and mid-capitalization companies is dynamic, the limits on market capitalization will change with the markets. In the future, the Fund may define small- and mid-capitalization companies using a different classification system.

The Fund may invest in any company and industry and in any type of equity security with potential for capital appreciation. It invests in well-known and established companies and in new and less-seasoned companies. The Fund’s investment policies emphasize investments in companies that are demonstrating improving financial results and a favorable earnings outlook. The Fund may invest in foreign securities.

The Fund invests principally in equity securities but may also invest in other types of securities, such as preferred stocks. The Fund may, at times, invest in shares of exchange-traded funds (“ETFs”) in lieu of making direct investments in securities. ETFs may provide more efficient and economical exposure to the types of companies and geographic locations in which the Fund seeks to invest than direct investments. The Fund may also invest up to 20% of its total assets in rights and warrants.

The Fund may enter into derivatives transactions, such as options, futures contracts, forwards and swaps to manage risk and to seek to generate additional returns. The Fund may use options strategies involving the purchase and/or writing of various combinations of call and/or put options, including on individual securities and stock indices, futures contracts (including futures contracts on individual securities and stock indices) or shares of ETFs. These transactions may be used, for example, in an effort to earn extra income, to adjust exposure to individual securities or markets, or to protect all or a portion of the Fund’s portfolio from a decline in value, sometimes within certain ranges.

AB DISCOVERY GROWTH FUND •	1

Investment Results

The table on page 5 shows the Fund’s performance compared with its benchmark, the Russell 2500 Growth Index, for the six- and 12-month periods ended January 31, 2017.

All share classes of the Fund underperformed the benchmark for both periods. During the six-month period, stock selection in the industrials and health care sectors detracted, relative to the benchmark. In health care, positive selection in biopharmaceuticals was more than offset by negative contribution from the medical services and devices subsectors. Contributing to performance was stock selection in the financials sector; the sector was buoyed by investors’ increased appetite for banks with strong earnings growth, given the steepening of the yield curve since the US presidential election.

For the 12-month period, stock selection in the technology sector detracted. Software as a group underperformed the broader market despite solid earnings releases from many of the Fund’s holdings. Security selection in industrials also detracted. Cash, although held at transactional levels throughout the 12-month period, also detracted given very strong absolute gains in equity markets. Security selection contributed in consumer staples, and in the health care sector, helped by positioning and holdings in the biopharmaceutical space.

The Fund did not utilize derivatives during the six- or 12-month periods.

Market Review and Investment Strategy

Global equities advanced overall during the six-month period ended January 31, 2017. Regional differences were slight, with US equities outperforming while international and emerging-market equities followed closely behind. The period was dominated by Donald Trump’s surprise win in the US presidential election. Investors speculated over potential policy changes with important implications for economic growth, trade and inflation. However, by the end of January, a newly announced US travel ban weighed on sentiment as investors sought to digest the potential economic impact on earnings growth in the consumer discretionary and technology sectors.

Reflecting a bottom-up investment process, the Fund’s Senior Investment Management Team continues to find opportunities across most sectors, with a greater emphasis on companies that are less dependent on the short-term macro outlook.

2	• AB DISCOVERY GROWTH FUND

DISCLOSURES AND RISKS

Benchmark Disclosure

The Russell 2500™ Growth Index is unmanaged and does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Russell 2500 Growth Index represents the performance of 2,500 small- to mid-cap growth companies within the US. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Fund.

A Word About Risk

Market Risk: The value of the Fund’s assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

Capitalization Risk: Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-US) Risk: Investments in securities of non-US issuers may involve more risk than those of US issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk: Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

Management Risk: The Fund is subject to management risk because it is an actively managed investment fund. AllianceBernstein L.P. (the “Adviser”) will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

These risks are fully discussed in the Fund’s prospectus. As with all investments, you may lose money by investing in the Fund.

An Important Note About Historical Performance

The investment return and principal value of an investment in the Fund will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than

(Disclosures, Risks and Note about Historical Performance continued on next page)

AB DISCOVERY GROWTH FUND •	3

Disclosures and Risks

DISCLOSURES AND RISKS

(continued from previous page)

the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.abfunds.com.

All fees and expenses related to the operation of the Fund have been deducted. Net asset value (“NAV”) returns do not reflect sales charges; if sales charges were reflected, the Fund’s quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1-year contingent deferred sales charge for Class C shares. Returns for the different share classes will vary due to different expenses associated with each class. Performance assumes reinvestment of distributions and does not account for taxes.

4	• AB DISCOVERY GROWTH FUND

Disclosures and Risks

HISTORICAL PERFORMANCE

THE FUND VS. ITS BENCHMARK PERIODS ENDED JANUARY 31, 2017 (unaudited)	NAV Returns
	6 Months	12 Months
AB Discovery Growth Fund*
Class A	5.59%	21.61%

Class B†	5.42%	20.84%

Class C	5.20%	20.68%

Advisor Class‡	5.72%	21.95%

Class R‡	5.37%	21.21%

Class K‡	5.51%	21.46%

Class I‡	5.66%	21.90%

Class Z‡	5.77%	22.02%

Russell 2500 Growth Index	6.06%	24.65%

*    Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.01% and 0.03%, respectively. Also includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the performance of all share classes of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.00% and 0.13%, respectively. Includes the impact of non-recurring refunds for overbilling of prior years’ custody out of pocket fees, which enhanced the performance of the Fund for the six- and 12-month periods ended January 31, 2017, by 0.01% and 0.01%, respectively.

†     Effective July 31, 2009, Class B shares are no longer available for purchase to new investors. Please see Note A for additional information.

‡     Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

      Please keep in mind that high, double-digit returns are highly unusual and cannot be sustained. Investors should also be aware that these returns were primarily achieved during favorable market conditions.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

AB DISCOVERY GROWTH FUND •	5

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2017 (unaudited)
	NAV Returns	SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	21.61%	16.45%
5 Years	10.11%	9.16%
10 Years	7.73%	7.26%

Class B Shares
1 Year	20.84%	16.84%
5 Years	9.23%	9.23%
10 Years(a)	6.99%	6.99%

Class C Shares
1 Year	20.68%	19.68%
5 Years	9.25%	9.25%
10 Years	6.89%	6.89%

Advisor Class Shares*
1 Year	21.95%	21.95%
5 Years	10.38%	10.38%
10 Years	7.98%	7.98%

Class R Shares*
1 Year	21.21%	21.21%
5 Years	9.70%	9.70%
10 Years	7.38%	7.38%

Class K Shares*
1 Year	21.46%	21.46%
5 Years	10.01%	10.01%
10 Years	7.69%	7.69%

Class I Shares*
1 Year	21.90%	21.90%
5 Years	10.43%	10.43%
10 Years	8.10%	8.10%

Class Z Shares*
1 Year	22.02%	22.02%
Since Inception†	5.66%	5.66%

The Fund’s current prospectus fee table shows the Fund’s total annual operating expense ratios as 0.99%, 1.81%, 1.77%, 0.77%, 1.39%, 1.10, 0.76% and 0.68% for Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares, respectively. The Financial Highlights section of this report sets forth expense ratio data for the current reporting period; the expense ratios shown above may differ from the expense ratios in the Financial Highlights section since they are based on different time periods.

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	These share classes are offered at NAV to eligible investors and their SEC returns are the same as their NAV returns. Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 5/30/2014.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

(Historical Performance continued on next page)

6	• AB DISCOVERY GROWTH FUND

Historical Performance

HISTORICAL PERFORMANCE

(continued from previous page)

SEC AVERAGE ANNUAL RETURNS AS OF THE MOST RECENT CALENDAR QUARTER-END DECEMBER 31, 2016 (unaudited)
SEC Returns (reflects applicable sales charges)

Class A Shares
1 Year	0.34%
5 Years	10.16%
10 Years	7.07%

Class B Shares
1 Year	-0.08%
5 Years	10.18%
10 Years(a)	6.79%

Class C Shares
1 Year	2.89%
5 Years	10.25%
10 Years	6.69%

Advisor Class Shares*
1 Year	5.09%
5 Years	11.40%
10 Years	7.78%

Class R Shares*
1 Year	4.38%
5 Years	10.70%
10 Years	7.16%

Class K Shares*
1 Year	4.69%
5 Years	11.03%
10 Years	7.47%

Class I Shares*
1 Year	5.14%
5 Years	11.42%
10 Years	7.89%

Class Z Shares*
1 Year	5.14%
Since Inception†	4.46%

(a)	Assumes conversion of Class B shares into Class A shares after eight years.

*	Please note that these share classes are for investors purchasing shares through accounts established under certain fee-based programs sponsored and maintained by certain broker-dealers and financial intermediaries, institutional pension plans and/or investment advisory clients of, and certain other persons associated with, the Adviser and its affiliates or the Fund.

†	Inception date: 5/30/2014.

See Disclosures, Risks and Note about Historical Performance on pages 3-4.

AB DISCOVERY GROWTH FUND •	7

Historical Performance

EXPENSE EXAMPLE

(unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class A
Actual	$1,000	$1,055.90	$5.13	0.99%	$5.13	0.99%
Hypothetical**	$1,000	$1,020.21	$5.04	0.99%	$5.04	0.99%

(Expense Example continued on next page)

8	• AB DISCOVERY GROWTH FUND

Expense Example

EXPENSE EXAMPLE

(unaudited)

(continued from previous page)

	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period*	Annualized Expense Ratio*	Effective Expenses Paid During Period+	Effective Annualized Expense Ratio+
Class B
Actual	$1,000	$1,054.20	$9.32	1.80%	$9.32	1.80%
Hypothetical**	$1,000	$1,016.13	$9.15	1.80%	$9.15	1.80%
Class C
Actual	$1,000	$1,052.00	$9.10	1.76%	$9.10	1.76%
Hypothetical**	$1,000	$1,016.33	$8.94	1.76%	$8.94	1.76%
Advisor Class
Actual	$1,000	$1,057.20	$3.94	0.76%	$3.94	0.76%
Hypothetical**	$1,000	$1,021.37	$3.87	0.76%	$3.87	0.76%
Class R
Actual	$1,000	$1,053.70	$7.20	1.39%	$7.25	1.40%
Hypothetical**	$1,000	$1,018.20	$7.07	1.39%	$7.12	1.40%
Class K
Actual	$1,000	$1,055.10	$5.75	1.11%	$5.75	1.11%
Hypothetical**	$1,000	$1,019.61	$5.65	1.11%	$5.65	1.11%
Class I
Actual	$1,000	$1,056.60	$3.84	0.74%	$3.84	0.74%
Hypothetical**	$1,000	$1,021.48	$3.77	0.74%	$3.77	0.74%
Class Z
Actual	$1,000	$1,057.70	$3.53	0.68%	$3.53	0.68%
Hypothetical**	$1,000	$1,021.78	$3.47	0.68%	$3.47	0.68%
*	Expenses are equal to the classes’ annualized expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	Assumes 5% annual return before expenses.

+	In connection with the Fund’s investments in affiliated/unaffiliated underlying portfolios, the Fund incurs no direct expenses, but bears the proportionate shares of the acquired fund fees and expense (i.e., operating, administrative and investment advisory fees) of the affiliated/unaffiliated underlying portfolios. Currently the Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses of the affiliated underlying portfolios. The Fund’s effective expenses are equal to the classes’ annualized expense ratio plus the Fund’s pro rata share of the weighted average expense ratio of the affiliated/unaffiliated underlying portfolios in which it invests, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

AB DISCOVERY GROWTH FUND •	9

Expense Example

PORTFOLIO SUMMARY

January 31, 2017 (unaudited)

PORTFOLIO STATISTICS

Net Assets ($mil): $1,853.7

TEN LARGEST HOLDINGS†

January 31, 2016 (unaudited)

Company	U.S. $ Value	Percent of Net Assets
Vail Resorts, Inc.	$36,812,484	2.0%
Middleby Corp. (The)	33,385,326	1.8
Nordson Corp.	32,675,069	1.8
SVB Financial Group	32,083,177	1.7
Lennox International, Inc.	31,430,997	1.7
IDEX Corp.	30,321,078	1.6
Bright Horizons Family Solutions, Inc.	30,099,060	1.6
Hexcel Corp.	29,937,101	1.6
Five Below, Inc.	29,486,689	1.6
ON Semiconductor Corp.	29,393,271	1.6
	$315,624,252	17.0%

*	All data are as of January 31, 2017. The Fund’s sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

†	Long-term investments.

Please note: The Fund’s sector breakdown is classified in the above pie chart and throughout this report according to the Russell sector classification scheme. The Russell Sector scheme was developed by Russell Investments. Russell classifies index members into industries that most closely describe the nature of its business and its primary economic orientation. Multiple resources are used to obtain overall information about the company. Additional Russell sector scheme information can be found within Russell Index methodology documents available on Russell.com. The “Portfolio of Investments” section of the report reflects more specific industry information and is consistent with the investment restrictions discussed in the Fund’s prospectus.

10	• AB DISCOVERY GROWTH FUND

Portfolio Summary and Ten Largest Holdings

PORTFOLIO OF INVESTMENTS

January 31, 2017 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.3%
Consumer Discretionary – 22.8%
Diversified Retail – 1.3%
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	781,182	$23,865,110

Education Services – 3.2%
Bright Horizons Family Solutions, Inc.(a)	424,768	30,099,060
Grand Canyon Education, Inc.(a)	492,563	29,051,366

		59,150,426

Entertainment – 1.4%
IMAX Corp.(a)	810,840	26,433,384

Household Furnishings – 0.6%
Select Comfort Corp.(a)	93,586	1,888,566
Tempur Sealy International, Inc.(a)(b)	214,150	9,208,450

		11,097,016

Leisure Time – 4.7%
Expedia, Inc.	187,215	22,763,472
Planet Fitness, Inc.(b)	1,308,812	27,537,425
Vail Resorts, Inc.	214,600	36,812,484

		87,113,381

Radio & TV Broadcasters – 0.8%
Pandora Media, Inc.(a)(b)	1,086,926	14,130,038

Restaurants – 5.0%
Buffalo Wild Wings, Inc.(a)	143,649	21,690,999
Dave & Buster’s Entertainment, Inc.(a)	459,628	25,031,341
Panera Bread Co. – Class A(a)(b)	135,390	28,304,633
Texas Roadhouse, Inc. – Class A	381,190	17,778,702

		92,805,675

Specialty Retail – 5.7%
Burlington Stores, Inc.(a)	324,790	27,184,923
Five Below, Inc.(a)(b)	739,942	29,486,689
Lithia Motors, Inc. – Class A	241,730	24,927,198
Ulta Salon Cosmetics & Fragrance, Inc.(a)	92,605	25,214,489

		106,813,299

Textiles, Apparel & Shoes – 0.1%
Honest Co. (The)(a)(c)(d)	42,660	1,731,143

		423,139,472

Producer Durables – 18.4%
Aerospace – 1.1%
TransDigm Group, Inc.	97,765	21,156,346

Back Office Support, HR & Consulting – 2.7%
Copart, Inc.(a)	439,290	24,925,315
CoStar Group, Inc.(a)	129,642	26,200,648

		51,125,963

AB DISCOVERY GROWTH FUND •	11

Portfolio of Investments

Company	Shares	U.S. $ Value

Commercial Services – 0.5%
Advanced Disposal Services, Inc.(a)(b)	392,722	$8,722,356

Diversified Manufacturing Operations – 1.5%
Carlisle Cos., Inc.	250,128	27,291,466

Engineering & Contracting Services – 1.0%
Dycom Industries, Inc.(a)(b)	234,050	18,878,473

Machinery: Industrial – 3.6%
Middleby Corp. (The)(a)	248,810	33,385,326
Nordson Corp.	287,810	32,675,069

		66,060,395

Machinery: Tools – 1.6%
Lincoln Electric Holdings, Inc.	349,007	29,096,714

Railroads – 1.3%
Genesee & Wyoming, Inc. – Class A(a)	316,971	23,886,935

Scientific Instruments: Control & Filter – 1.6%
IDEX Corp.	336,303	30,321,078

Scientific Instruments: Electrical – 2.3%
AMETEK, Inc.	339,819	17,364,751
AO Smith Corp.	522,270	25,460,662

		42,825,413

Transportation Miscellaneous – 1.2%
Expeditors International of Washington, Inc.	432,327	22,515,590

		341,880,729

Technology – 18.1%
Computer Services, Software & Systems – 10.3%
Aspen Technology, Inc.(a)	488,548	25,946,784
CyberArk Software Ltd.(a)	467,380	24,799,183
Ellie Mae, Inc.(a)	209,320	17,319,137
EPAM Systems, Inc.(a)	8,689	559,224
GrubHub, Inc.(a)	321,390	13,353,755
Guidewire Software, Inc.(a)	384,199	20,105,134
HubSpot, Inc.(a)	344,950	17,695,935
Splunk, Inc.(a)	440,490	25,486,751
Tyler Technologies, Inc.(a)	146,910	21,451,798
Ultimate Software Group, Inc. (The)(a)	126,267	24,452,867

		191,170,568

Computer Technology – 1.3%
LogMeIn, Inc.(b)	230,230	24,887,863

Electronic Entertainment – 1.6%
Take-Two Interactive Software, Inc.(a)	544,073	29,189,516

12	• AB DISCOVERY GROWTH FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

Electronics – 0.2%
Coherent, Inc.(a)	19,863	$3,132,991

Semiconductors & Component – 3.4%
Cirrus Logic, Inc.(a)	151,210	9,120,987
Microsemi Corp.(a)	472,200	25,097,430
ON Semiconductor Corp.(a)	2,206,702	29,393,271

		63,611,688

Telecommunications Equipment – 1.3%
Arista Networks, Inc.(a)(b)	248,590	23,367,460

		335,360,086

Health Care – 17.2%
Biotechnology – 4.1%
Alder Biopharmaceuticals, Inc.(a)(b)	334,747	6,879,051
ARIAD Pharmaceuticals, Inc.(a)(b)	195,240	4,650,617
Clovis Oncology, Inc.(a)(b)	175,960	11,402,208
DBV Technologies SA (Sponsored ADR)(a)(b)	233,583	8,063,285
Neurocrine Biosciences, Inc.(a)(b)	265,970	11,412,773
Prothena Corp. PLC(a)(b)	187,550	9,182,448
TESARO, Inc.(a)	87,163	14,193,623
Ultragenyx Pharmaceutical, Inc.(a)(b)	138,740	10,406,887

		76,190,892

Health Care Facilities – 1.3%
Envision Healthcare Corp.(a)	372,121	25,304,228

Health Care Management Services – 1.1%
ICON PLC(a)	235,467	19,793,356

Health Care Services – 1.5%
Premier, Inc. – Class A(a)(b)	431,890	13,760,015
Teladoc, Inc.(a)(b)	686,815	13,736,300

		27,496,315

Medical & Dental Instruments & Supplies – 4.5%
Align Technology, Inc.(a)	261,180	23,947,594
DENTSPLY SIRONA, Inc.	230,993	13,097,303
Nevro Corp.(a)	283,862	24,701,671
Penumbra, Inc.(a)(b)	314,505	22,502,833

		84,249,401

Medical Equipment – 2.5%
DexCom, Inc.(a)	305,987	24,218,871
Zeltiq Aesthetics, Inc.(a)(b)	494,710	21,935,442

		46,154,313

Pharmaceuticals – 2.2%
Akorn, Inc.(a)(b)	664,339	12,688,875
GW Pharmaceuticals PLC (ADR)(a)(b)	70,393	8,093,787
Medicines Co. (The)(a)(b)	283,060	10,204,313
Sage Therapeutics, Inc.(a)	194,801	9,346,552

		40,333,527

		319,522,032

AB DISCOVERY GROWTH FUND •	13

Portfolio of Investments

Company	Shares	U.S. $ Value

Financial Services – 9.5%
Asset Management & Custodian – 1.1%
Affiliated Managers Group, Inc.(a)	133,118	$20,281,859

Banks: Diversified – 4.5%
First Republic Bank/CA	280,566	26,465,791
Signature Bank/New York NY(a)	158,941	25,036,386
SVB Financial Group(a)	186,281	32,083,177

		83,585,354

Diversified Financial Services – 2.5%
Lazard Ltd. – Class A	582,833	24,758,746
Stifel Financial Corp.(a)	423,853	21,332,521

		46,091,267

Financial Data & Systems – 1.4%
Vantiv, Inc. – Class A(a)	404,418	25,170,976

		175,129,456

Materials & Processing – 7.4%
Building Materials – 2.7%
Martin Marietta Materials, Inc.	109,889	25,230,514
Watsco, Inc.	161,332	24,641,850

		49,872,364

Building: Climate Control – 1.7%
Lennox International, Inc.	200,440	31,430,997

Chemicals: Diversified – 1.4%
PolyOne Corp.	759,894	25,919,984

Diversified Materials & Processing – 1.6%
Hexcel Corp.	583,001	29,937,101

		137,160,446

Energy – 2.6%
Oil Well Equipment & Services – 0.9%
Oceaneering International, Inc.	95,447	2,658,199
Superior Energy Services, Inc.	756,820	13,373,009

		16,031,208

Oil: Crude Producers – 1.7%
Parsley Energy, Inc. – Class A(a)	420,075	14,795,042
PDC Energy, Inc.(a)	226,076	16,716,059

		31,511,101

		47,542,309

Utilities – 1.4%
Utilities: Telecommunications – 1.4%
8x8, Inc.(a)	601,675	9,536,549
Vonage Holdings Corp.(a)	2,401,650	17,027,698

		26,564,247

14	• AB DISCOVERY GROWTH FUND

Portfolio of Investments

Company	Shares	U.S. $ Value

Consumer Staples – 0.9%
Foods – 0.9%
AdvancePierre Foods Holdings, Inc.(b)	594,593	$16,476,172

Total Common Stocks (cost $1,425,614,405)		1,822,774,949

SHORT-TERM INVESTMENTS – 1.4%
Investment Companies – 1.4%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(e)(f) (cost $26,469,020)	26,469,020	26,469,020

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $1,452,083,425)		1,849,243,969

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 6.3%
Investment Companies – 6.3%
AB Fixed Income Shares, Inc. – Government Money Market Portfolio – Class AB, 0.41%(e)(f) (cost $116,213,887)	116,213,887	116,213,887

Total Investments – 106.0% (cost $1,568,297,312)		1,965,457,856
Other assets less liabilities – (6.0)%		(111,773,236)

Net Assets – 100.0%		$1,853,684,620

(a)	Non-income producing security.

(b)	Represents entire or partial securities out on loan. See Note E for securities lending information.

(c)	Illiquid security.

(d)	Fair valued by the Adviser.

(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.

(f)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.

Glossary:

ADR – American Depositary Receipt

See notes to financial statements.

AB DISCOVERY GROWTH FUND •	15

Portfolio of Investments

STATEMENT OF ASSETS & LIABILITIES

January 31, 2017 (unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,425,614,405)(a)	$1,822,774,949
Affiliated issuers (cost $142,682,907—including investment of cash collateral for securities loaned of $116,213,887)	142,682,907
Cash	81,976
Receivable for investment securities sold	18,046,798
Receivable for capital stock sold	1,984,269
Unaffiliated dividends and interest receivable	187,025
Affiliated dividends receivable	10,637
Due from custodian	122,332

Total assets	1,985,890,893

Liabilities
Payable for collateral received on securities loaned	112,049,765
Payable for investment securities purchased	11,300,456
Collateral due to Securities Lending Agent	4,164,122
Payable for capital stock redeemed	2,905,690
Management fee payable	973,210
Distribution fee payable	162,315
Transfer Agent fee payable	155,587
Administrative fee payable	18,581
Accrued expenses	476,547

Total liabilities	132,206,273

Net Assets	$1,853,684,620

Composition of Net Assets
Capital stock, at par	$1,998,841
Additional paid-in capital	1,504,845,164
Undistributed net investment income	389,039
Accumulated net realized loss on investment transactions	(50,708,968)
Net unrealized appreciation on investments	397,160,544

$1,853,684,620

Net Asset Value Per Share—24 billion shares of capital stock authorized, $.01 par value

Class	Net Assets	Shares Outstanding	Net Asset Value

A	$561,166,012	61,906,920	$9.06	*

B	$1,184,452	196,501	$6.03

C	$45,901,801	7,559,456	$6.07

Advisor	$928,209,611	96,592,889	$9.61

R	$21,500,893	2,492,566	$8.63

K	$15,017,960	1,668,056	$9.00

I	$151,104,030	15,871,881	$9.52

Z	$129,599,861	13,595,781	$9.53

(a)	Includes securities on loan with a value of $109,688,863 (see Note E).

*	The maximum offering price per share for Class A shares was $9.46 which reflects a sales charge of 4.25%.

See notes to financial statements.

16	• AB DISCOVERY GROWTH FUND

Statement of Assets & Liabilities

STATEMENT OF OPERATIONS

Six Months Ended January 31, 2017 (unaudited)

Investment Income
Dividends
Unaffiliated issuers	$9,340,107
Affiliated issuers	248,724
Securities lending income	173,851
Other income(a)	122,332	$9,885,014

Expenses
Management fee (see Note B)	5,936,212
Distribution fee—Class A	650,069
Distribution fee—Class B	6,296
Distribution fee—Class C	246,099
Distribution fee—Class R	70,481
Distribution fee—Class K	19,913
Transfer agency—Class A	287,232
Transfer agency—Class B	888
Transfer agency—Class C	25,287
Transfer agency—Advisor Class	473,860
Transfer agency—Class R	33,559
Transfer agency—Class K	15,931
Transfer agency—Class I	66,874
Transfer agency—Class Z	13,388
Custodian	135,813
Registration fees	69,770
Printing	41,003
Administrative	29,438
Audit and tax	24,086
Legal	21,711
Directors’ fees	12,793
Miscellaneous	41,681

Total expenses	8,222,384
Less: expenses waived and reimbursed by the Adviser (see Notes B and E)	(128,778)

Net expenses		8,093,606

Net investment income		1,791,408

Realized and Unrealized Gain on Investment Transactions
Net realized gain on investment transactions		40,087,520
Net change in unrealized appreciation/depreciation of investments		60,019,963

Net gain on investment transactions		100,107,483

Net Increase in Net Assets from Operations		$101,898,891

(a)	Other income represents a non-recurring refund for overbilling of prior years’ custody out-of-pocket fees.

See notes to financial statements.

AB DISCOVERY GROWTH FUND •	17

Statement of Operations

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016
Increase (Decrease) in Net Assets from Operations
Net investment income (loss)	$1,791,408		$(7,221,637)
Net realized gain (loss) on investment transactions	40,087,520		(61,369,761)
Net change in unrealized appreciation/depreciation of investments	60,019,963		(129,693,200)

Net increase (decrease) in net assets from operations	101,898,891		(198,284,598)
Distributions to Shareholders from
Net realized gain on investment transactions
Class A	– 0	–	(38,272,577)
Class B	– 0	–	(154,117)
Class C	– 0	–	(5,158,814)
Advisor Class	– 0	–	(51,027,612)
Class R	– 0	–	(1,928,329)
Class K	– 0	–	(1,025,467)
Class I	– 0	–	(9,835,611)
Class Z	– 0	–	(10,986,688)
Capital Stock Transactions
Net decrease	(171,397,580)		(312,165,523)
Capital Contributions
Proceeds from regulatory settlement (see Note F)	– 0	–	2,705,966

Total decrease	(69,498,689)		(626,133,370)
Net Assets
Beginning of period	1,923,183,309		2,549,316,679

End of period (including undistributed/(distributions in excess of) net investment income of $389,039 and ($1,402,369), respectively)	$1,853,684,620		$1,923,183,309

See notes to financial statements.

18	• AB DISCOVERY GROWTH FUND

Statement of Changes in Net Assets

NOTES TO FINANCIAL STATEMENTS

January 31, 2017 (unaudited)

NOTE A

Significant Accounting Policies

The AB Discovery Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares. On May 30, 2014, AllianceBernstein L.P. (the “Manager”) funded the seeding of Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Effective January 31, 2009, sales of Class B shares of the Fund to new investors were suspended. Class B shares will only be issued (i) upon the exchange of Class B shares from another AB Mutual Fund, (ii) for purposes of dividend reinvestment, (iii) through the Fund’s Automatic Investment Program (the “Program”) for accounts that established the Program prior to January 31, 2009, and (iv) for purchases of additional shares by Class B shareholders as of January 31, 2009. The ability to establish a new Program for accounts containing Class B shares was suspended as of January 31, 2009. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Class R and Class K shares are sold without an initial or contingent deferred sales charge. Advisor Class, Class I and Class Z shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. All eight classes of shares have identical voting, dividend, liquidation and other rights, except that the classes bear different distribution and transfer agency expenses. Each class has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily

AB DISCOVERY GROWTH FUND •	19

Notes to Financial Statements

available or are deemed unreliable, at “fair value” as determined in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”).

In general, the market values of securities which are readily available and deemed reliable are determined as follows: securities listed on a national securities exchange (other than securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”)) or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the last traded price from the previous day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities listed only on NASDAQ are valued in accordance with the NASDAQ Official Closing Price; listed or over the counter (“OTC”) market put or call options are valued at the mid level between the current bid and ask prices. If either a current bid or current ask price is unavailable, the Manager will have discretion to determine the best valuation (e.g. last trade price in the case of listed options); open futures are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; U.S. Government securities and any other debt instruments having 60 days or less remaining until maturity are generally valued at market by an independent pricing vendor, if a market price is available. If a market price is not available, the securities are valued at amortized cost. This methodology is commonly used for short term securities that have an original maturity of 60 days or less, as well as short term securities that had an original term to maturity that exceeded 60 days. In instances when amortized cost is utilized, the Valuation Committee (the “Committee”) must reasonably conclude that the utilization of amortized cost is approximately the same as the fair value of the security. Such factors the Committee will consider include, but are not limited to, an impairment of the creditworthiness of the issuer or material changes in interest rates. Fixed-income securities, including mortgage-backed and asset-backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker-dealers. In cases where broker-dealer quotes are obtained, the Manager may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security. Swaps and other derivatives are valued daily, primarily using independent pricing services, independent pricing models using market inputs, as well as third party broker-dealers or counterparties. Open end mutual funds are valued at the closing net asset value per share, while exchange traded funds are valued at the closing market price per share.

20	• AB DISCOVERY GROWTH FUND

Notes to Financial Statements

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value as deemed appropriate by the Adviser. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer’s financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

2. Fair Value Measurements

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values as described in Note A.1 above). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices

AB DISCOVERY GROWTH FUND •	21

Notes to Financial Statements

since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2017:

Investments in Securities:	Level 1		Level 2			Level 3		Total
Assets:
Common Stocks:
Consumer Discretionary	$421,408,329		$	– 0	–	$1,731,143		$423,139,472
Producer Durables	341,880,729			– 0	–	– 0	–	341,880,729
Technology	335,360,086			– 0	–	– 0	–	335,360,086
Health Care	319,522,032			– 0	–	– 0	–	319,522,032
Financial Services	175,129,456			– 0	–	– 0	–	175,129,456
Materials & Processing	137,160,446			– 0	–	– 0	–	137,160,446
Energy	47,542,309			– 0	–	– 0	–	47,542,309
Utilities	26,564,247			– 0	–	– 0	–	26,564,247
Consumer Staples	16,476,172			– 0	–	– 0	–	16,476,172
Short-Term Investments	26,469,020			– 0	–	– 0	–	26,469,020
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	116,213,887			– 0	–	– 0	–	116,213,887

Total Investments in Securities	1,963,726,713			– 0	–	1,731,143		1,965,457,856
Other Financial Instruments(a)	– 0	–		– 0	–	– 0	–	– 0	–

Total(b)	$1,963,726,713		$	– 0	–	$1,731,143		$1,965,457,856

(a)	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument.

(b)	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

22	• AB DISCOVERY GROWTH FUND

Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Common Stocks		Total
Balance as of 7/31/16	$1,743,088		$1,743,088
Accrued discounts/(premiums)	– 0	–	– 0	–
Realized gain (loss)	– 0	–	– 0	–
Change in unrealized appreciation/depreciation	(11,945)		(11,945)
Purchases	– 0	–	– 0	–
Sales	– 0	–	– 0	–
Transfers in to Level 3	– 0	–	– 0	–
Transfers out of Level 3	– 0	–	– 0	–

Balance as of 1/31/17	$1,731,143		$1,731,143

Net change in unrealized appreciation/depreciation from investments held as of 1/31/17(a)	$(11,945)		$(11,945)

(a)

The unrealized appreciation/(depreciation) is included in net change in unrealized appreciation/(depreciation) on investments and other financial instruments in the accompanying statement of operations.

The Manager established the Committee to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Manager and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Manager’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Manager’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and processes at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

AB DISCOVERY GROWTH FUND •	23

Notes to Financial Statements

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Manager’s prices).

3. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and ask prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of foreign currency denominated assets and liabilities.

4. Taxes

It is the Fund’s policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required. The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

In accordance with U.S. GAAP requirements regarding accounting for uncertainties in income taxes, management has analyzed the Fund’s tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Fund’s financial statements.

24	• AB DISCOVERY GROWTH FUND

Notes to Financial Statements

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. Investment gains or losses are determined on the identified cost basis. The Fund amortizes premiums and accretes discounts as adjustments to interest income.

6. Class Allocations

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except for class specific expenses which are allocated to the respective class. Realized and unrealized gains and losses are allocated among the various share classes based on respective net assets.

7. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Management Fee and Other Transactions with Affiliates

Under the terms of the management agreement, the Fund pays the Manager a fee at an annual rate of .75% on the first $500 million of average daily net assets, .65% on the next $500 million of average daily net assets and .55% on average daily net assets in excess of $1 billion. Such fee is accrued daily and paid monthly.

Pursuant to the management agreement, the Fund may reimburse the Manager for certain legal and accounting services provided to the Fund by the Manager. For the six months ended January 31, 2017, the reimbursement for such services amounted to $29,438.

The Fund compensates AllianceBernstein Investor Services, Inc. (“ABIS”), a wholly-owned subsidiary of the Manager, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. ABIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation retained by ABIS amounted to $393,034 for the six months ended January 31, 2017.

AB DISCOVERY GROWTH FUND •	25

Notes to Financial Statements

AllianceBernstein Investments, Inc. (the “Distributor”), a wholly-owned subsidiary of the Manager, serves as the distributor of the Fund’s shares. The Distributor has advised the Fund that it has retained front-end sales charges of $1,773 from the sale of Class A shares and received $6,772, $190 and $979 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2017.

The Fund may invest in AB Government Money Market Portfolio (the “Government Money Market Portfolio”) which has a contractual annual advisory fee rate of .20% of the Fund’s average daily net assets and to bear its own expenses. In connection with the investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive its advisory fee from the Fund in an amount equal to the Fund’s pro rata share of the effective advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2017, such waiver amounted to $34,556. A summary of the Fund’s transactions in shares of the Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)	Dividend Income (000)
$54,910	$279,242	$307,683	$26,469	$52

Brokerage commissions paid on investment transactions for the six months ended January 31, 2017 amounted to $792,338, of which $862 and $0, respectively, was paid to Sanford C. Bernstein & Co. LLC and Sanford C. Bernstein Limited, affiliates of the Manager.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the “Agreement”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30% of the Fund’s average daily net assets attributable to Class A shares, 1% of the Fund’s average daily net assets attributable to both Class B and Class C shares, .50% of the Fund’s average daily net assets attributable to Class R shares and .25% of the Fund’s average daily net assets attributable to Class K shares. There are no distribution and servicing fees on the Advisor Class, Class I and Class Z shares. The fees are accrued daily and paid monthly. Payments under the Class A plan are currently limited to .23% of the Fund’s average daily net assets attributable to Class A shares. The Agreement provides that the Distributor will use such payments in their

26	• AB DISCOVERY GROWTH FUND

Notes to Financial Statements

entirety for distribution assistance and promotional activities. Since the commencement of the Fund’s operations, the Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amounts of $5,754,535, $2,868,282, $468,254 and $305,407 for Class B, Class C, Class R and Class K shares, respectively. While such costs may be recovered from the Fund in future periods so long as the Agreement is in effect, the rate of the distribution and servicing fees payable under the Agreement may not be increased without a shareholder vote. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Manager may use its own resources to finance the distribution of the Fund’s shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended January 31, 2017 were as follows:

	Purchases		Sales
Investment securities (excluding U.S. government securities)	$632,257,212		$783,407,228
U.S. government securities	– 0	–	– 0	–

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation	$420,404,330
Gross unrealized depreciation	(23,243,786)

Net unrealized appreciation	$397,160,544

1. Derivative Financial Instruments

The Fund may use derivatives in an effort to earn income and enhance returns, to replace more traditional direct investments, to obtain exposure to otherwise inaccessible markets (collectively, “investment purposes”), or to hedge or adjust the risk profile of its portfolio.

The Fund did not engage in derivatives transactions for the six months ended January 31, 2017.

2. Currency Transactions

The Fund may invest in non-U.S. Dollar-denominated securities on a currency hedged or unhedged basis. The Fund may seek investment opportunities by taking long or short positions in currencies through the use of currency-related derivatives, including forward currency exchange contracts, futures and options on futures, swaps, and other options. The

AB DISCOVERY GROWTH FUND •	27

Notes to Financial Statements

Fund may enter into transactions for investment opportunities when it anticipates that a foreign currency will appreciate or depreciate in value but securities denominated in that currency are not held by the Fund and do not present attractive investment opportunities. Such transactions may also be used when the Manager believes that it may be more efficient than a direct investment in a foreign currency-denominated security. The Fund may also conduct currency exchange contracts on a spot basis (i.e., for cash at the spot rate prevailing in the currency exchange market for buying or selling currencies).

NOTE E

Securities Lending

The Fund may enter into securities lending transactions. Under the Fund’s securities lending program, all loans of securities will be collateralized continually by cash. The Fund will be compensated for the loan from a portion of the net return from the income earned on cash collateral after a rebate is paid to the borrower (in some cases, this rebate may be a “negative rebate” or fee paid by the borrower to the Fund in connection with the loan), and payments are made for fees of the securities lending agent and for certain other administrative expenses. It is the policy of the Fund to receive collateral consisting of cash in an amount exceeding the value of the securities loaned. The Fund will have the right to call a loan and obtain the securities loaned at any time on notice to the borrower within the normal and customary settlement time for the securities. While the securities are on loan, the borrower is obligated to pay the Fund amounts equal to any income or other distributions from the securities. The Fund will not have the right to vote on any securities during the existence of a loan, but will have the right to regain ownership of loaned securities in order to exercise voting or other ownership rights. The lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that the securities loaned are secured by collateral. The lending agent currently invests the cash collateral received in Government Money Market Portfolio, an eligible money market vehicle, in accordance with the investment restrictions of the Fund, and as approved by the Board. The collateral received on securities loaned is recorded as an asset as well as a corresponding liability in the statement of assets and liabilities. When the Fund lends securities, its investment performance will continue to reflect changes in the value of the securities loaned. At January 31, 2017, the Fund had securities on loan with a value of $109,688,863 and had received cash collateral which has been invested into Government Money Market Portfolio of $116,213,887. The cash collateral will be adjusted on the next business day to maintain the required collateral amount. The Fund earned securities lending income of $173,851 and $197,091 from the borrower,

28	• AB DISCOVERY GROWTH FUND

Notes to Financial Statements

Government Money Market Portfolio, for the six months ended January 31, 2017; these amounts are reflected in the statement of operations. In connection with the cash collateral investment by the Fund in the Government Money Market Portfolio, the Adviser has agreed to waive a portion of the Fund’s share of the advisory fees of Government Money Market Portfolio, as borne indirectly by the Fund as an acquired fund fee and expense. For the six months ended January 31, 2017, such waiver amounted to $94,222. A principal risk of lending portfolio securities is that the borrower may fail to return the loaned securities upon termination of the loan and that the collateral will not be sufficient to replace the loaned securities. A summary of the Fund’s transactions in shares of Government Money Market Portfolio for the six months ended January 31, 2017 is as follows:

Market Value 7/31/16 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 1/31/17 (000)
$146,103	$575,855	$605,744	$116,214

NOTE F

Capital Stock

Each class consists of 3,000,000,000 authorized shares. Transactions in capital shares for each class were as follows:

	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016

Class A
Shares sold	2,648,055		5,943,556	$23,454,755		$50,665,125

Shares issued in reinvestment of distributions	– 0	–	3,850,834	– 0	–	32,539,548

Shares converted from Class B	24,153		66,899	206,038		561,033

Shares redeemed	(8,333,031)		(53,648,512)	(72,241,569)		(459,443,733)

Net decrease	(5,660,823)		(43,787,223)	$(48,580,776)		$(375,678,027)

Class B
Shares sold	12,707		23,775	$73,226		$138,422

Shares issued in reinvestment of distributions	– 0	–	25,684	– 0	–	145,631

Shares converted to Class A	(36,256)		(98,728)	(206,038)		(561,033)

Shares redeemed	(19,749)		(59,641)	(114,562)		(337,508)

Net decrease	(43,298)		(108,910)	$(247,374)		$(614,488)

AB DISCOVERY GROWTH FUND •	29

Notes to Financial Statements

	Shares			Amount
	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016	Six Months Ended January 31, 2017 (unaudited)		Year Ended July 31, 2016

Class C
Shares sold	225,823		1,486,800	$1,319,015		$8,664,746

Shares issued in reinvestment of distributions	– 0	–	838,295	– 0	–	4,786,664

Shares redeemed	(1,712,767)		(3,938,299)	(9,982,307)		(22,298,243)

Net decrease	(1,486,944)		(1,613,204)	$(8,663,292)		$(8,846,833)

Advisor Class
Shares sold	6,800,529		30,295,711	$62,924,815		$268,559,191

Shares issued in reinvestment of distributions	– 0	–	5,390,738	– 0	–	48,139,291

Shares redeemed	(14,205,335)		(22,932,832)	(131,434,507)		(199,113,289)

Net increase (decrease)	(7,404,806)		12,753,617	$(68,509,692)		$117,585,193

Class R
Shares sold	393,691		1,736,883	$3,246,093		$14,131,477

Shares issued in reinvestment of distributions	– 0	–	238,913	– 0	–	1,928,022

Shares redeemed	(1,712,038)		(1,543,949)	(14,337,653)		(12,141,993)

Net increase (decrease)	(1,318,347)		431,847	$(11,091,560)		$3,917,506

Class K
Shares sold	307,845		574,666	$2,685,545		$4,745,801

Shares issued in reinvestment of distributions	– 0	–	122,079	– 0	–	1,025,467

Shares redeemed	(541,290)		(908,153)	(4,713,838)		(7,440,899)

Net decrease	(233,445)		(211,408)	$(2,028,293)		$(1,669,631)

Class I
Shares sold	3,012,881		3,837,599	$27,572,426		$33,215,437

Shares issued in reinvestment of distributions	– 0	–	1,111,340	– 0	–	9,835,356

Shares redeemed	(5,520,337)		(5,682,428)	(50,898,630)		(48,622,603)

Net decrease	(2,507,456)		(733,489)	$(23,326,204)		$(5,571,810)

Class Z
Shares sold	2,002,719		6,304,497	$18,341,163		$56,681,869

Shares issued in reinvestment of distributions	– 0	–	1,241,434	– 0	–	10,986,687

Shares redeemed	(2,980,303)		(12,493,536)	(27,291,552)		(108,955,989)

Net decrease	(977,584)		(4,947,605)	$(8,950,389)		$(41,287,433)

30	• AB DISCOVERY GROWTH FUND

Notes to Financial Statements

For the year ended July 31, 2016, the Fund received proceeds of $2,705,966 in connection with a residual distribution from the Alliance Fair Fund relating to regulatory settlements in 2004. This amount is presented in the Fund’s statement of changes in net assets.

NOTE G

Risks Involved in Investing in the Fund

Capitalization Risk—Investments in small- and mid-capitalization companies may be more volatile than investments in large-capitalization companies. Investments in small-capitalization companies may have additional risks because these companies have limited product lines, markets or financial resources.

Foreign (Non-U.S.) Risk—Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

Derivatives Risk—The Fund may enter into derivative transactions such as forwards, options, futures and swaps. Derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and subject to counterparty risk to a greater degree than more traditional investments. Derivatives may result in significant losses, including losses that are far greater than the value of the derivatives reflected on the statement of assets and liabilities.

Indemnification Risk—In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

NOTE H

Joint Credit Facility

A number of open-end mutual funds managed by the Manager, including the Fund, participate in a $280 million revolving credit facility (the “Facility”) intended to provide short-term financing, if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2017.

AB DISCOVERY GROWTH FUND •	31

Notes to Financial Statements

NOTE I

Distributions to Shareholders

The tax character of distributions to be paid for the year ending July 31, 2017 will be determined at the end of the current fiscal year. The tax character of distributions paid during the fiscal years ended July 31, 2016 and July 31, 2015 were as follows:

	2016	2015
Distributions paid from:
Net long-term capital gains	$118,389,215	$144,207,014

Total taxable distributions paid	$118,389,215	$144,207,014

As of July 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed capital gains	$	– 0	–
Accumulated capital and other losses		(65,729,780	)(a)
Unrealized appreciation/(depreciation)		310,671,504	(b)

Total accumulated earnings/(deficit)		$244,941,724

(a)

As of July 31, 2016, the Fund had a net capital loss carryforward of $64,079,184. At July 31, 2016, the Fund had a qualified late-year ordinary loss deferral of $1,650,596, which is deemed to arise on August 1, 2016.

(b)

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and the tax treatment of partnership investments and passive foreign investment companies (PFICs).

For tax purposes, net capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses incurred for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses. As of July 31, 2016, the Fund had a net short-term capital loss carryforward of $64,079,184, which may be carried forward for an indefinite period.

NOTE J

Other

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

32	• AB DISCOVERY GROWTH FUND

Notes to Financial Statements

NOTE K

Subsequent Events

Management has evaluated subsequent events for possible recognition or disclosure in the financial statements through the date the financial statements are issued. Management has determined that there are no material events that would require disclosure in the Fund’s financial statements through this date.

AB DISCOVERY GROWTH FUND •	33

Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class A
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.58	$ 9.77	$ 9.13	$ 8.82	$ 6.81	$ 6.60

Income From Investment Operations
Net investment income (loss)(a)	.00	(b)(c)†	(.04	)(c)	(.07)	(.04)	(.02)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.48	(.65)	1.42	.88	2.03	.25
Capital contributions	– 0	–	.01	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.48	(.68)	1.35	.84	2.01	.21

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.51)	(.71)	(.53)	– 0	–	– 0	–

Net asset value, end of period	$ 9.06	$ 8.58	$ 9.77	$ 9.13	$ 8.82	$ 6.81

Total Return
Total investment return based on net asset value(d)*	5.59	%†	(6.90)%	15.62%	9.63%	29.52%	3.18%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$561,166	$580,016	$1,088,392	$702,185	$627,176	$463,170
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.99	%^	.99%	.99%	1.04%	1.12%	1.18%
Expenses, before waivers/reimbursements(e)	1.00	%^	.99%	.99%	1.04%	1.12%	1.18%
Net investment income (loss)	.06	%(c)†^	(.48	)%(c)	(.75)%	(.43)%	(.31)%	(.58)%
Portfolio turnover rate	35%	67%	59%	74%	74%	86%

See footnote summary on page 42.

34	• AB DISCOVERY GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class B
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 5.73	$ 6.76	$ 6.58	$ 6.54	$ 5.09	$ 4.98

Income From Investment Operations
Net investment loss(a)	(.02	)(c)†	(.07	)(c)	(.10)	(.09)	(.06)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.32	(.46)	.99	.66	1.51	.18
Capital contributions	– 0	–	.01	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.30	(.52)	.89	.57	1.45	.11

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.51)	(.71)	(.53)	– 0	–	– 0	–

Net asset value, end of period	$ 6.03	$ 5.73	$ 6.76	$ 6.58	$ 6.54	$ 5.09

Total Return
Total investment return based on net asset value(d)*	5.42	%†	(7.64	)%‡	14.62%	8.81%	28.49%	2.21%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,184	$1,374	$2,358	$3,382	$4,914	$5,430
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.80	%^	1.81%	1.80%	1.83%	1.94%	2.05%
Expenses, before waivers/reimbursements(e)	1.81	%^	1.81%	1.80%	1.83%	1.94%	2.05%
Net investment loss	(.75	)%(c)†^	(1.30	)%(c)	(1.55)%	(1.28)%	(1.13)%	(1.44)%
Portfolio turnover rate	35%	67%	59%	74%	74%	86%

See footnote summary on page 42.

AB DISCOVERY GROWTH FUND •	35

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class C
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 5.77	$ 6.81	$ 6.61	$ 6.57	$ 5.11	$ 5.00

Income From Investment Operations
Net investment loss(a)	(.02	)(c)†	(.07	)(c)	(.10)	(.08)	(.06)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.32	(.47)	1.01	.65	1.52	.18
Capital contributions	– 0	–	.01	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.30	(.53)	.91	.57	1.46	.11

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.51)	(.71)	(.53)	– 0	–	– 0	–

Net asset value, end of period	$ 6.07	$ 5.77	$ 6.81	$ 6.61	$ 6.57	$ 5.11

Total Return
Total investment return based on net asset value(d)*	5.20	%†	(7.73)%	14.87%	8.77%	28.57%	2.20%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$45,902	$52,223	$72,549	$72,360	$43,043	$25,453
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.76	%^	1.77%	1.76%	1.81%	1.89%	1.96%
Expenses, before waivers/reimbursements(e)	1.77	%^	1.77%	1.76%	1.81%	1.89%	1.96%
Net investment loss	(.72	)%(c)†^	(1.25	)%(c)	(1.52)%	(1.18)%	(1.08)%	(1.37)%
Portfolio turnover rate	35%	67%	59%	74%	74%	86%

See	footnote summary on page 42.

36	• AB DISCOVERY GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Advisor Class
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 9.09	$ 10.30	$ 9.56	$ 9.19	$ 7.08	$ 6.85

Income From Investment Operations
Net investment income (loss)(a)	.01	(c)†	(.02	)(c)	(.05)	(.02)	(.01)	(.02)
Net realized and unrealized gain (loss) on investment transactions	.51	(.69)	1.50	.92	2.12	.25
Capital contributions	– 0	–	.01	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.52	(.70)	1.45	.90	2.11	.23

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.51)	(.71)	(.53)	– 0	–	– 0	–

Net asset value, end of period	$ 9.61	$ 9.09	$ 10.30	$ 9.56	$ 9.19	$ 7.08

Total Return
Total investment return based on net asset value(d)*	5.72	%†	(6.72)%	15.98%	9.90%	29.80%	3.36%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$928,210	$945,302	$939,463	$736,947	$567,507	$414,438
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.76	%^	.76%	.76%	.81%	.89%	.94%
Expenses, before waivers/reimbursements(e)	.77	%^	.77%	.76%	.81%	.89%	.94%
Net investment income (loss)	.29	%(c) †^	(.24	)%(c)	(.52)%	(.19)%	(.08)%	(.37)%
Portfolio turnover rate	35%	67%	59%	74%	74%	86%

See	footnote summary on page 42.

AB DISCOVERY GROWTH FUND •	37

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class R
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.18	$ 9.38	$ 8.83	$ 8.57	$ 6.64	$ 6.47

Income From Investment Operations
Net investment loss(a)	(.01	)(c)†	(.07	)(c)	(.10)	(.07)	(.05)	(.06)
Net realized and unrealized gain (loss) on investment transactions	.46	(.63)	1.36	.86	1.98	.23
Capital contributions	– 0	–	.01	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.45	(.69)	1.26	.79	1.93	.17

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.51)	(.71)	(.53)	– 0	–	– 0	–

Net asset value, end of period	$ 8.63	$ 8.18	$ 9.38	$ 8.83	$ 8.57	$ 6.64

Total Return
Total investment return based on net asset value(d)*	5.37	%†	(7.19)%	15.11%	9.31%	29.07%	2.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,501	$31,192	$31,707	$25,320	$10,923	$4,947
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.39	%^	1.39%	1.38%	1.41%	1.47%	1.57%
Expenses, before waivers/reimbursements(e)	1.41	%^	1.39%	1.38%	1.41%	1.47%	1.57%
Net investment loss	(.31	)%(c)†^	(.87	)%(c)	(1.14)%	(.75)%	(.66)%	(.98)%
Portfolio turnover rate	35%	67%	59%	74%	74%	86%

See footnote summary on page 42.

38	• AB DISCOVERY GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class K
Six Months Ended January 31, 2017 (unaudited)	Year Ended July 31,
2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 8.53	$ 9.73	$ 9.10	$ 8.80	$ 6.80	$ 6.60

Income From Investment Operations
Net investment income (loss)(a)	.00	(b)(c)†	(.05	)(c)	(.08)	(.04)	(.03)	(.04)
Net realized and unrealized gain (loss) on investment transactions	.47	(.65)	1.42	.87	2.03	.24
Capital contributions	– 0	–	.01	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.47	(.69)	1.34	.83	2.00	.20

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.51)	(.71)	(.53)	– 0	–	– 0	–

Net asset value, end of period	$ 9.00	$ 8.53	$ 9.73	$ 9.10	$ 8.80	$ 6.80

Total Return
Total investment return based on net asset value(d)*	5.51	%†	(7.03)%	15.56%	9.53%	29.41%	3.03%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,018	$16,222	$20,556	$18,460	$9,537	$6,355
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	1.11	%^	1.10%	1.10%	1.13%	1.20%	1.25%
Expenses, before waivers/reimbursements(e)	1.12	%^	1.10%	1.10%	1.13%	1.20%	1.25%
Net investment loss	(.06	)%(c)†^	(.58	)%(c)	(.86)%	(.47)%	(.39)%	(.66)%
Portfolio turnover rate	35%	67%	59%	74%	74%	86%

See footnote summary on page 42.

AB DISCOVERY GROWTH FUND •	39

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class I
Six Months Ended January 31, 2017	Year Ended July 31,
(unaudited)	2016	2015	2014	2013	2012

Net asset value, beginning of period	$ 9.01	$ 10.20	$ 9.48	$ 9.11	$ 7.01	$ 6.78

Income From Investment Operations
Net investment income (loss)(a)	.01	(c)†	(.02	)(c)	(.05)	(.02)	.02	(.02)
Net realized and unrealized gain (loss) on investment transactions	.50	(.67)	1.48	.92	2.08	.25
Capital contributions	– 0	–	.01	– 0	–	– 0	–	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.51	(.68)	1.43	.90	2.10	.23

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.51)	(.71)	(.53)	– 0	–	– 0	–

Net asset value, end of period	$ 9.52	$ 9.01	$ 10.20	$ 9.48	$ 9.11	$ 7.01

Total Return
Total investment return based on net asset value(d)*	5.66	%†	(6.59)%	15.90%	9.99%	29.96%	3.39%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$151,104	$165,508	$195,036	$220,183	$152,931	$6,909
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.74	%^	.75%	.76%	.77%	.78%	.81%
Expenses, before waivers/reimbursements(e)	.75	%^	.76%	.76%	.77%	.78%	.81%
Net investment income (loss)	.31	%(c) † ^	(.23	)%(c)	(.51)%	(.16)%	.32%	(.24)%
Portfolio turnover rate	35%	67%	59%	74%	74%	86%

See footnote summary on page 42.

40	• AB DISCOVERY GROWTH FUND

Financial Highlights

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Class Z
Six Months Ended January 31, 2017	Year Ended July 31,	May 30, 2014(f) to July 31,
(unaudited)	2016	2015	2014

Net asset value, beginning of period	$ 9.01	$ 10.21	$ 9.48	$ 9.37

Income From Investment Operations
Net investment income (loss)(a)	.02	(c)†	(.01	)(c)	(.05)	.01
Net realized and unrealized gain (loss) on investment transactions	.50	(.69)	1.49	.10
Capital contributions	– 0	–	.01	– 0	–	– 0	–

Net increase (decrease) in net asset value from operations	.52	(.69)	1.44	.11

Less: Distributions
Distributions from net realized gain on investment transactions	– 0	–	(.51)	(.71)	– 0	–

Net asset value, end of period	$ 9.53	$ 9.01	$ 10.21	$ 9.48

Total Return
Total investment return based on net asset value(d)	5.77	%*†	(6.68	)%*	16.01	%*	1.17%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$129,600	$131,346	$199,256	$10
Ratio to average net assets of:
Expenses, net of waivers/reimbursements(e)	.68	%^	.68%	.68%	.67	%^
Expenses, before waivers/reimbursements(e)	.69	%^	.68%	.68%	.67	%^
Net investment income (loss)	.38	%(c) † ^	(.15	)%(c)	(.49)%	.73	%^
Portfolio turnover rate	35%	67%	59%	74%

See footnote summary on page 42.

AB DISCOVERY GROWTH FUND •	41

Financial Highlights

(a)	Based on average shares outstanding.

(b)	Amount is less than $.005.

(c)	Net of fees and expenses waived/reimbursed by the Investment Manager.

(d)	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

(e)	In connection with the Fund’s investments in affiliated underlying portfolios, the Fund incurs no direct expenses but bears proportionate shares of the acquired fund fees and expenses (i.e., operating, administrative and investment advisory fees) of the affiliated underlying portfolios. The Adviser has contractually agreed to waive its fees from the Fund in an amount equal to the Fund’s pro rata share of certain acquired fund fees and expenses, and for the six months ended January 31, 2017, such waiver amounted to 0.01% annualized for the Fund.

(f)	Commencement of distributions.

*	Includes the impact of proceeds received and credited to the Fund resulting from class action settlements, which enhanced the Fund’s performance for the six months ended January 31, 2017 and years ended July 31, 2016, July 31, 2015, July 31, 2014, July 31, 2013 and July 31, 2012 by 0.01%, 0.02%, 0.02%, 0.01%, 0.02% and 0.16%, respectively.

Includes the impact of proceeds received and credited to the Fund resulting from third party regulatory settlements, which enhanced the Fund’s performance for the years ended July 31, 2012 .06%.

Includes the impact of proceeds received and credited to the Fund in connection with a residual distribution relating to regulatory settlements, which enhanced the Fund’s performance for the year ended July 31, 2016 by 0.13%.

†	For the six months ended January 31, 2017 the amount includes a non-recurring refund for overbilling of prior years’ custody out of pocket fees as follows:

Net Investment Income Per Share	Net Investment Income Ratio	Total Return
$.001	.01%	.01%

^	Annualized.

‡	The net asset value and total return include adjustments in accordance with accounting principles generally accepted within the Unites States of America for financial reporting purposes. As such, the net asset value and total return for shareholder transactions may differ from financial statements.

See notes to financial statements.

42	• AB DISCOVERY GROWTH FUND

Financial Highlights

BOARD OF DIRECTORS

Marshall C. Turner, Jr.(1) , Chairman

John H. Dobkin(1)

Michael J. Downey(1)

William H. Foulk, Jr.(1)

D. James Guzy(1)

Nancy P. Jacklin(1)

Robert M. Keith, President and Chief Executive Officer

Carol C. McMullen(1)

Garry L. Moody(1)

Earl D. Weiner(1)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer

Bruce K. Aronow(2), Vice President

N. Kumar Kirpalani(2), Vice President

Samantha S. Lau(2), Vice President

Wen-Tse Tseng(2), Vice President

Emilie D. Wrapp, Secretary

Joseph J. Mantineo, Treasurer and Chief Financial Officer

Stephen M. Woetzel, Controller

Vincent S. Noto, Chief Compliance Officer

Custodian and Accounting Agent

State Street Bank and Trust Company

State Street Corporation CCB/5

1 Iron Street

Boston, MA 02210

Principal Underwriter

AllianceBernstein Investments, Inc.

1345 Avenue of the Americas

New York, NY 10105

Transfer Agent

AllianceBernstein Investor Services, Inc.

P.O. Box 786003

San Antonio, TX 78278-6003

Toll-Free (800) 221-5672

Independent Registered Public Accounting Firm Ernst & Young LLP 5 Times Square New York, NY 10036 Legal Counsel Seward & Kissel LLP One Battery Park Plaza New York, NY 10004

(1)	Member of the Audit Committee, the Governance and Nominating Committee and the Independent Directors Committee.

(2)	The day-to-day management of, and investment decisions for, the Fund’s portfolio are made by the Adviser’s U.S. Small/Mid Cap Growth Investment Team. Ms. Lau and Messrs. Aronow, Kirpalani and Tseng are the investment professionals with the most significant responsibility for the day-to-day management of the Fund’s portfolio.

AB DISCOVERY GROWTH FUND •	43

Board of Directors

Information Regarding the Review and Approval of the Fund’s Advisory Agreement

The disinterested directors (the “directors”) of AB Discovery Growth Fund, Inc. (the “Fund”) unanimously approved the continuance of the Fund’s Advisory Agreement with the Adviser at a meeting held on May 3-5, 2016 (the “Meeting”).

Prior to approval of the continuance of the Advisory Agreement, the directors had requested from the Adviser, and received and evaluated, extensive materials. They reviewed the proposed continuance of the Advisory Agreement with the Adviser and with experienced counsel who are independent of the Adviser, who advised on the relevant legal standards. The directors also reviewed an independent evaluation prepared by the Fund’s Senior Officer (who is also the Fund’s Independent Compliance Officer) of the reasonableness of the advisory fee, in which the Senior Officer concluded that the contractual fee for the Fund was reasonable. The directors also discussed the proposed continuance in private sessions with counsel and the Fund’s Senior Officer.

The directors considered their knowledge of the nature and quality of the services provided by the Adviser to the Fund gained from their experience as directors or trustees of most of the registered investment companies advised by the Adviser, their overall confidence in the Adviser’s integrity and competence they have gained from that experience, the Adviser’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Adviser’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the AB Funds. The directors noted that they have four regular meetings each year, at each of which they receive presentations from the Adviser on the investment results of the Fund and review extensive materials and information presented by the Adviser.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and different directors may have attributed different weights to the various factors. The directors determined that the selection of the Adviser to manage the Fund and the overall arrangements between the Fund and the Adviser, as provided in the Advisory Agreement, including the advisory fee, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant in the exercise of their business

44	• AB DISCOVERY GROWTH FUND

judgment. The material factors and conclusions that formed the basis for the directors’ determinations included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Adviser under the Advisory Agreement, including the quality of the investment research capabilities of the Adviser and the other resources it has dedicated to performing services for the Fund. They also noted the professional experience and qualifications of the Fund’s portfolio management team and other senior personnel of the Adviser. The directors also considered that the Advisory Agreement provides that the Fund will reimburse the Adviser for the cost to it of providing certain clerical, accounting, administrative and other services to the Fund by employees of the Adviser or its affiliates. Requests for these reimbursements are made on a quarterly basis and subject to approval by the directors. Reimbursements, to the extent requested and paid, result in a higher rate of total compensation from the Fund to the Adviser than the fee rate stated in the Advisory Agreement. The directors noted that the methodology used to determine the reimbursement amounts had been reviewed by an independent consultant retained by the Fund’s Senior Officer. The quality of administrative and other services, including the Adviser’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund under the Advisory Agreement.

Costs of Services Provided and Profitability

The directors reviewed a schedule of the revenues, expenses and related notes indicating the profitability of the Fund to the Adviser for calendar years 2014 and 2015 that had been prepared with an expense allocation methodology arrived at in consultation with an independent consultant retained by the Fund’s Senior Officer. The directors noted the assumptions and methods of allocation used by the Adviser in preparing fund-specific profitability data and understood that there are a number of potentially acceptable allocation methodologies for information of this type. The directors noted that the profitability information reflected all revenues and expenses of the Adviser’s relationship with the Fund, including those relating to its subsidiaries that provide transfer agency, distribution and brokerage services to the Fund. The directors recognized that it is difficult to make comparisons of the profitability of the Advisory Agreement with the profitability of advisory contracts for unaffiliated funds because comparative information is not generally publicly available and is affected by numerous factors. The directors focused on the profitability of the Adviser’s relationship with the Fund before taxes and distribution expenses. The directors concluded that the

AB DISCOVERY GROWTH FUND •	45

Adviser’s level of profitability from its relationship with the Fund was not unreasonable.

Fall-Out Benefits

The directors considered the other benefits to the Adviser and its affiliates from their relationships with the Fund, including, but not limited to, benefits relating to soft dollar arrangements (whereby investment advisers receive brokerage and research services from brokers that execute agency transactions for their clients); 12b-1 fees and sales charges received by the Fund’s principal underwriter (which is a wholly owned subsidiary of the Adviser) in respect of certain classes of the Fund’s shares; brokerage commissions paid by the Fund to brokers affiliated with the Adviser; and transfer agency fees paid by the Fund to a wholly owned subsidiary of the Adviser. The directors recognized that the Adviser’s profitability would be somewhat lower without these benefits. The directors understood that the Adviser also might derive reputational and other benefits from its association with the Fund.

Investment Results

In addition to the information reviewed by the directors in connection with the Meeting, the directors receive detailed performance information for the Fund at each regular Board meeting during the year.

At the Meeting, the directors reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an analytical service that is not affiliated with the Adviser, showing the performance of the Class A Shares of the Fund against a peer group and a peer universe selected by Broadridge, and information prepared by the Adviser showing performance of the Class A Shares against a broad-based securities market index, in each case for the 1-, 3-, 5- and 10-year periods ended February 29, 2016. Based on their review, and their discussion with the Adviser of the reasons for the Fund’s underperformance in certain periods, the directors concluded that the Fund’s investment performance was acceptable.

Advisory Fees and Other Expenses

The directors considered the advisory fee rate paid by the Fund to the Adviser and information prepared by Broadridge concerning advisory fee rates paid by other funds in the same Broadridge category as the Fund at a common asset level. The directors recognized that it is difficult to make comparisons of advisory fees because there are variations in the services that are included in the fees paid by other funds. The directors considered the Fund’s contractual effective advisory fee rate against a peer group median and took into account the impact on the advisory fee rate of the administrative expense reimbursement paid to the Adviser in the latest fiscal year.

46	• AB DISCOVERY GROWTH FUND

The directors also considered the Adviser’s fee schedule for institutional clients pursuing a similar investment style. For this purpose, they reviewed the relevant advisory fee information from the Adviser’s Form ADV and the evaluation from the Fund’s Senior Officer and noted the differences between the Fund’s fee schedule, on the one hand, and the institutional fee schedule and the schedule of fees charged to any offshore funds and any sub-advised funds, on the other. The directors noted that the Adviser may, in some cases, agree to fee rates with large institutional clients that are lower than those reviewed by the directors and that they had previously discussed with the Adviser its policies in respect of such arrangements.

The Adviser reviewed with the directors the significantly greater scope of the services it provides to the Fund relative to institutional, offshore fund and sub-advised fund clients. In light of the substantial differences in services rendered by the Adviser to institutional, offshore fund and sub-advised fund clients as compared to funds such as the Fund, the directors considered these fee comparisons inapt and did not place significant weight on them in their deliberations.

The directors noted that the Fund may invest in shares of exchange-traded funds (“ETFs”), subject to the restrictions and limitations of the Investment Company Act of 1940 as these may be varied as a result of exemptive orders issued by the SEC. The directors also noted that ETFs pay advisory fees pursuant to their advisory contracts, and that the Adviser had provided, and they had reviewed, information about the expense ratios of the relevant ETFs. The directors concluded, based on the Adviser’s explanation of how it may use ETFs when they are the most cost-effective way to obtain desired exposures for a fund or to temporarily “equitize” cash inflows pending purchases of underlying securities, that the advisory fee for the Fund would be paid for services that would be in addition to, rather than duplicative of, the services provided under the advisory contracts of the ETFs.

The directors also considered the total expense ratio of the Class A shares of the Fund in comparison to a peer group and a peer universe selected by Broadridge. The Class A expense ratio of the Fund was based on the Fund’s latest fiscal year. The directors noted that it was likely that the expense ratios of some of the other funds in the Fund’s Broadridge category were lowered by waivers or reimbursements by those funds’ investment advisers, which in some cases might be voluntary or temporary. The directors view expense ratio information as relevant to their evaluation of the Adviser’s services because the Adviser is responsible for coordinating services provided to the Fund by others. Based on their review, the directors concluded that the Fund’s expense ratio was acceptable.

AB DISCOVERY GROWTH FUND •	47

Economies of Scale

The directors noted that the advisory fee schedule for the Fund contains breakpoints and that the Fund’s net assets were higher than the breakpoint levels. Accordingly, the Fund’s current effective advisory fee rate reflected a reduction due to the breakpoints and would be further reduced to the extent the net assets of the Fund increase. The directors took into consideration prior presentations by an independent consultant on economies of scale in the mutual fund industry and for the AB Funds, and by the Adviser concerning certain of its views on economies of scale. The directors also had requested and received from the Adviser certain updates on economies of scale in advance of the Meeting. The directors believe that economies of scale may be realized (if at all) by the Adviser across a variety of products and services, and not only in respect of a single fund. The directors noted that there is no established methodology for setting breakpoints that give effect to the fund-specific services provided by a fund’s adviser and to the economies of scale that an adviser may realize in its overall mutual fund business or those components of it which directly or indirectly affect a fund’s operations. The directors observed that in the mutual fund industry as a whole, as well as among funds similar to the Fund, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply. The directors also noted that the advisory agreements for many funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that the Fund’s breakpoint arrangements were acceptable and provide a means for sharing of any economies of scale.

48	• AB DISCOVERY GROWTH FUND

THIS PAGE IS NOT PART OF THE SHAREHOLDER REPORT OR THE FINANCIAL STATEMENTS

AB FAMILY OF FUNDS

US EQUITY

US Core

Core Opportunities Fund

Select US Equity Portfolio

US Growth

Concentrated Growth Fund

Discovery Growth Fund

Growth Fund

Large Cap Growth Fund

Small Cap Growth Portfolio

US Value

Discovery Value Fund

Equity Income Fund

Relative Value Fund*

Small Cap Value Portfolio

Value Fund

INTERNATIONAL/ GLOBAL EQUITY

International/Global Core

Global Core Equity Portfolio

International Portfolio

International Strategic Core Portfolio

Sustainable Global Thematic Fund*

Tax-Managed International Portfolio

International/Global Growth

Concentrated International Growth Portfolio

International Growth Fund

International/Global Value

Asia ex-Japan Equity Portfolio

International Value Fund

FIXED INCOME

Municipal

High Income Municipal Portfolio

Intermediate California Municipal Portfolio

Intermediate Diversified Municipal Portfolio

Intermediate New York Municipal Portfolio

FIXED INCOME (continued)

Municipal Bond Inflation Strategy

Tax-Aware Fixed Income Portfolio

National Portfolio

Arizona Portfolio

California Portfolio

Massachusetts Portfolio

Minnesota Portfolio

New Jersey Portfolio

New York Portfolio

Ohio Portfolio

Pennsylvania Portfolio

Virginia Portfolio

Taxable

Bond Inflation Strategy

Global Bond Fund

High Income Fund

High Yield Portfolio

Income Fund

Intermediate Bond Portfolio

Limited Duration High Income Portfolio

Short Duration Portfolio

ALTERNATIVES

All Market Real Return Portfolio

Credit Long/Short Portfolio

Global Real Estate Investment Fund

Long/Short Multi-Manager Fund

Multi-Manager Alternative Strategies Fund

Select US Long/Short Portfolio

Unconstrained Bond Fund

MULTI-ASSET

All Market Income Portfolio

Emerging Markets Multi-Asset Portfolio

Global Risk Allocation Fund

MULTI-ASSET (continued)

Target-Date

Multi-Manager Select Retirement Allocation Fund

Multi-Manager Select 2010 Fund

Multi-Manager Select 2015 Fund

Multi-Manager Select 2020 Fund

Multi-Manager Select 2025 Fund

Multi-Manager Select 2030 Fund

Multi-Manager Select 2035 Fund

Multi-Manager Select 2040 Fund

Multi-Manager Select 2045 Fund

Multi-Manager Select 2050 Fund

Multi-Manager Select 2055 Fund

Wealth Strategies

Balanced Wealth Strategy

Conservative Wealth Strategy

Wealth Appreciation Strategy

Tax-Managed Balanced Wealth Strategy

Tax-Managed Wealth Appreciation Strategy

CLOSED-END FUNDS

AB Multi-Manager Alternative Fund

Alliance California Municipal Income Fund

AllianceBernstein Global High Income Fund

AllianceBernstein National Municipal Income Fund

We also offer Government Exchange Reserves, which serves as the money market fund exchange vehicle for the AB mutual funds. An investment in Government Exchange Reserves is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For copies of our prospectus or summary prospectus, which contain this and other information, visit us online at www.abfunds.com or contact your AB representative. Please read the prospectus and/or summary prospectus carefully before investing.

* Prior to January 9, 2017, Relative Value Fund was named Growth & Income Fund; prior to November 1, 2016, Sustainable Global Thematic Fund was named Global Thematic Growth Fund.

AB DISCOVERY GROWTH FUND •	49

AB Family of Funds

NOTES

50	• AB DISCOVERY GROWTH FUND

NOTES

AB DISCOVERY GROWTH FUND •	51

NOTES

52	• AB DISCOVERY GROWTH FUND

AB DISCOVERY GROWTH FUND

1345 Avenue of the Americas

New York, NY 10105

800.221.5672

DG-0152-0117

ITEM 2. CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6. SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

12 (b) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (b) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

12 (c)	Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Discovery Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: March 29, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: March 29, 2017